Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 03, 2017
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2017
Prospectus Date	rr_ProspectusDate	Apr. 05, 2017
Cambria Tail Risk ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Cambria Tail Risk ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund had not yet commenced operations as of the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing in cash and U.S. government bonds, and utilizing a put option strategy to manage the risk of a significant negative movement in the value of domestic equities (commonly referred to as tail risk) over rolling one-month periods. To hedge against sharp declines in the U.S. stock market, each month, the Fund purchases U.S. exchange-listed protective "out of the money" put options on U.S. stock indices. The Fund's investment adviser, Cambria Investment Management, L.P. ("Cambria" or the "Adviser"), intends to spend approximately one percent of the Fund's total assets per month to purchase put options. Cambria generally targets put options in the 0% to 30% out of the money range. Buying a put option provides the purchaser the right to sell the underlying index to the put seller at a specified price within a specified time period. There is an associated cost (premium), but in the event the underlying index declines in value, ownership of the put may reduce the downside risk. In the event the market rises, the cost of the option might be lost. For example, if the Fund purchases a put option on the S&P 500 Index ("SPX Put"), the Fund pays a premium to the option seller, which decreases the Fund's return. If, however, the value of the S&P 500 Index falls below the SPX Put's strike price, the option finishes "in-the-money" and the option seller pays the Fund the difference between the strike price and the value of the S&P 500 Index. By employing the put option strategy, the Adviser seeks growth with reduced volatility as compared to the cash and U.S. bonds.

The Adviser has implemented the put option strategy to attempt to provide protection from significant market declines on a month-by-month basis. The bulk of this protection comes in the form of put options on indices that track the performance of U.S. equity securities. The Adviser generally intends to re-initiate new options positions that make up the put option position each month and reinvest any gains from these activities into U.S. bonds. The Adviser also may, at its discretion, liquidate and establish new option positions intra-month, or liquidate option positions without establishing new positions. The put option strategy only includes exchange-listed put options.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund.

Cash Redemption Risk. The Fund's investment strategy will require it to effect redemptions, in whole or in part, for cash. As a result, the Fund may pay out higher annual capital gain distributions and be less tax-efficient than if the in-kind redemption process was used exclusively.

Derivatives Risk. Derivatives, such as put options, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid.

Hedging Risk. Options used by the Fund to offset its exposure to tail risk or reduce volatility may not perform as intended. There can be no assurance that the Fund's put option strategy will be effective. It may expose the Fund to losses, e.g., option premiums, to which it would not have otherwise been exposed if it only invested in U.S. government bonds or U.S. government bond ETFs. Further, the put option strategy may not fully protect the Fund against declines in the value of its portfolio securities.

Investment Risk. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Liquidity Risk. The Fund may purchase options and invest in other instruments that may be less liquid than other types of investments. The options purchased by the Fund may not always be liquid. This could have a negative effect on the Fund's ability to achieve its investment objective and may result in losses to Fund shareholders.

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Options Risk. The value of the Fund's positions in options fluctuates in response to changes in the value of the underlying index. The Fund also risks losing all or part of the cash paid for purchasing put options. Because the Fund only purchases put options, the Fund's losses from its exposure to put options is limited to the amount of premiums paid to the option seller.

Portfolio Turnover Risk. Because the Fund "turns over" its put options every month, the Fund will incur high levels of transaction costs from commissions or mark-ups in the bid/offer spread. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect. While the turnover of the put options is not deemed "portfolio turnover" for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year).

Premium-Discount Risk. The Shares may trade above (premium) or below (discount) their net asset value (or "NAV"). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. This risk is heightened in times of market volatility or periods of steep market declines.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance. As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance will be available at www.cambriafunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambriafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Cambria Tail Risk ETF | Cambria Tail Risk ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAIL
Management Fee	rr_ManagementFeesOverAssets	0.59%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1]
One Year	rr_ExpenseExampleYear01	$ 60
Three Years	rr_ExpenseExampleYear03	$ 189

[1]	Based on estimated amounts for the current fiscal year.